EMPLOYEE BENEFITS (Details 4) (Employment Agreement, CEO)	1 Months Ended
May 31, 2008 item
Employment Agreement | CEO
Employment Agreement
Initial term of agreement	2 years
Period of continued medical coverage if employment is terminated	24 months
Multiplier used to determine lump-sum payment in the event of a change in control and subsequent termination of employment	2
Period that soliciting services of any of the Company's employees and from competing with the Company are prohibited	2 years